Note 13 - Investments in Non-consolidated Companies - Summary of Investments in Non-consolidated Companies (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [abstract]
At the beginning of the year		$ 879,965	$ 805,568
Translation differences	[1]	(31,977)	(10,781)	$ 1,848
Equity in earnings of non-consolidated companies		108,799	82,036
Increase due to business combinations			20,635
Dividends and distributions received	[2]	(861)	(28,037)
Additions			19,610
Increase / (decrease) in equity reserves and others		1,426	(9,066)
At the end of the year		$ 957,352	$ 879,965	$ 805,568

[1]	For 2018 and 2019 Tenaris recognized its share over the effects on the adoption of IAS 29, “Financial Reporting in Hyperinflationary Economies” by Ternium in other comprehensive income as a currency translation adjustment. In 2020 Ternium changed the functional currency of its Argentine subsidiary to U.S. dollar and IAS 29 is no longer applicable.
[2]	Related to Ternium and Usiminas. During 2020 and 2019 $0.3 million and $29.0 million respectively were collected.